GUSRAE, KAPLAN & BRUNO, pllc
ATTORNEYS AT LAW
120 WALL STREET
CIRINO M. BRUNO *	NEW YORK, NEW YORK 10005	FLORIDA OFFICE
MELVYN J. FALIS, P.C.		3848 FAU BOULEVARD
DAVID A. GEHN		SUITE 105
MARTIN H. KAPLAN		BOCA RATON, FLORIDA 33431
SCOTT M. MILLER *		(561) 750-6999
LAWRENCE G. NUSBAUM
ROBERT PEREZ

BILL SINGER
____

OF COUNSEL
ROBERT L. BLESSEY
DAVID A. CARTER, P.A.**
BERT L. GUSRAE
____

* MEMBER N.Y. AND N.J. BAR
** MEMBER FLA. AND IOWA BAR

November 29, 2004

Mr. John Reynolds
Assistant Director
Office of Emerging Growth Companies
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	International Shipping Enterprises, Inc.
Registration Statement on Form S-1 (File No. 3333-119719)

Dear Mr. Reynolds:

                On behalf of our client, International Shipping Enterprises, Inc. (the “Company”), set forth below are responses to your letter of comment dated November 23, 2004 (the “Letter”) relating to the above-referenced Registration Statement on Form S-1 (the “Registration Statement”).  The comments from the Letter are repeated below and, for convenience of reference, the number beside each of the following comments corresponds to the paragraph numbering indicated in the Letter.  Please note that we have not changed the page numbers in the headings or comments from the Letter, but the page numbers referred to in our responses below refer to the enclosed Amendment No. 2 to the Registration Statement (the “Amendment”).  When we have provided language from the Amendment in our responses below, we have marked the language to show changes to the most recently filed Amendment to the Registration Statement.

                Enclosed for your convenience is the Amendment, marked to show changes from Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission (the “Commission”) on November 9, 2004.  On behalf of the Company, the following are our responses to the Staff’s comments:

GUSRAE, KAPLAN & BRUNO, pllc
Mr. John Reynolds
November 29, 2004
Page 2

General

1.                                       Prior to the effectiveness of the company’s registration statement, the staff requests that we be provided with a copy of the letter or call from the NASD that the NASD has no additional concerns.

RESPONSE:

                We will provide the Commission with this information prior to effectiveness of the Registration Statement.

2.                                       It is noted that a number of exhibits are to be filed by amendment.  Please be advised that upon receipt of such information the staff will require time to review such documents and we may have additional comments.  It is requested that such documents be filed as soon as possible.

RESPONSE:

                The Commission’s comment is noted.  Substantially all of the remaining exhibits are being filed with the Amendment.  We will file any additional exhibits as soon as possible.

3.                                       Prior to effectiveness please provide an update with respect to those states in which the offering will be conducted.

RESPONSE:

                The Commission’s request is noted.  To date, we have received clearance from the State of Delaware and the State of Illinois.  We have received comments from the State of Maryland and responded to such comments on November 3, 2004 and in connection with this filing.  We have not received comments from any other states in which the offering will be conducted.  We hereby confirm that we will resolve all outstanding comments from state regulatory agencies in which we have applied to have the units registered for sale prior to the effectiveness of the Registration Statement.

Use of Proceeds Pages 18-19

4.                                       We note that you have agreed to pay unaffiliated third parties up to an aggregate of $5,500 per month for general and administrative services including office space, utilities and secretarial support. Please revise to include the principal terms of the lease of any such properties i.e. name this third party.  Please see Item 102 or Regulation S-B.

GUSRAE, KAPLAN & BRUNO, pllc
Mr. John Reynolds
November 29, 2004
Page 3

RESPONSE:

                We have revised the language at the bottom of page 18 so that it now provides that the Company has agreed to pay to SCORY LLC d/b/a The Intelligent Office, approximately $1,500 per month for office space and certain other additional services, which is included in the up to $5,500 that the Company may use to pay for office space, utilities, administrative services and secretarial support, the remainder of which will be paid to currently unidentified third parties.   In addition, we made a corresponding change on page 32 under the heading Facilities.

5.                                       It is noted that the business plan is to search for a target from 12 to 18 months.  It is unclear why the lease arrangement for office space is from September 15, 2004 to December 15, 2004.  Please advise.

RESPONSE:

                SCORY, LLC only enters into office arrangements for a three month term.  The Company has been assured that it will be able to extend the terms of this arrangement for additional three month periods, as necessary.

6.             It would appear that the amount paid for the lease and services etc. would be substantially less than $5,500 per month.  However the staff is unable to locate the representation that we have agreed to pay up to an aggregate of $5,500 per month for the lease and services.  Please advise.

RESPONSE:

                In the paragraph under the Use of Proceeds chart on page 18, it provides that the Company will pay “up to an aggregate of $5,500” for office space, utilities, and all administrative services, including secretarial support.  Similar language also now appears at the bottom of page 22 and also in the paragraph on Facilities on page 32.  The agreement on the part of the Company that it will pay no more than $5,500 per month for the foregoing services is set forth in Section 3.7.2 of the Underwriting Agreement between the Company and Sunrise Securities Corp. which is included as Exhibit 1.1 to the Amendment.

Legal Proceedings

7.                                       Please disclose whether there are any pending or contemplated legal proceedings against you or your officers and directors in their capacity as such.

RESPONSE:

Please be advised that currently there are no pending or contemplated legal proceedings against the Company or any of its officers or directors in their capacities as officers and/or directors of the Company.

GUSRAE, KAPLAN & BRUNO, pllc
Mr. John Reynolds
November 29, 2004
Page 4

Management, page 37

8.               We note that none of your officers or directors has been a principal of a public company or blank check company that executed a business plan similar to yours.  However, please disclose in this section if true that the officers and directors are not currently affiliated or have been affiliated with any blank check/shell companies.  If applicable, please list these companies.

RESPONSE:

                We have revised the language on page 37 so that it now provides that none of the Company’s officers or directors have been affiliated with blank check or shell companies with business plans similar to that of the Company.

Other Expenses of Issuance and Distribution, II-2

9.                                       Because your miscellaneous expenses account for at lease 10% of the offering expenses, please list these miscellaneous expenses with more specificity.

RESPONSE:

                As a result of the increase in the amount of the offering, and the corresponding increase in registration fees, as well as the increase in legal fees and expenses noted on the first page of Part II, miscellaneous expenses no longer exceed 10% of the offering expenses, and therefore a listing of such miscellaneous expenses should no longer be necessary.

10.                                 Accounting Comments — None

RESPONSE:

No response required.

Other Changes

Increase in Offering:

                Please be advised that the Company has increased the number of Units being offered under the Registration Statement from 17,000,000 Units to 28,500,000 Units, which represents an increase in gross proceeds from $102,000,000 to $171,000,000.  In addition, the underwriters’ overallotment option has been correspondingly increased from 2,550,000 Units to 4,275,000 Units.  Further, all corresponding references to shares of common stock and the warrants comprising the Units have also been changed to reflect the increase in the offering amount.  All of these changes have been made throughout the Amendment.

GUSRAE, KAPLAN & BRUNO, pllc
Mr. John Reynolds
November 29, 2004
Page 5

Increase in Angeliki Frangou’s Commitment to Purchase Warrants:

                Angeliki Frangou, the Company’s Chairman, Chief Executive Officer and President, has agreed to increase her commitment to purchase warrants in the public marketplace, at prices not to exceed $.70 per warrant, from 4,000,000 warrants to 5,000,000 warrants.  This change has been reflected on page 40 and Exhibit 10.13 filed with the Amendment.

Ms. Frangou’s intent to Purchase Units in the Offering:

                Ms. Frangou has increased the amount of funds that she and/or her affiliates intend to invest in the Offering from $10,000,000 to $20,000,000.  This change is reflected on pages 10 and 39.

                We believe the responses above fully address the comments contained in the Letter.  If you have any questions regarding the Amendment or the above responses, please contact the undersigned at (212) 269-1400.

Very truly yours,

/s/ Scott M. Miller

Scott M. Miller

Enclosures

cc:	William Underhill
Craig Slivka
David Alan Miller, Esq.
Jeffrey M. Gallant, Esq.
Glen T. Oxton, Esq.
Katerina Shaw, Esq.